Segment information	6 Months Ended
Jun. 30, 2021
Segment information
4 Segment information
The Group is a global financial services company domiciled in Switzerland and serves its clients through three regionally focused divisions: Swiss Universal Bank, International Wealth Management and Asia Pacific. These regional businesses are supported by our Asset Management and Investment Bank divisions. Effective April 1, 2021, the Asset Management business has been separated from the International Wealth Management division and is managed as a new division of the Group. Prior periods have been restated to conform to the current presentation. The segment information reflects the Group’s reportable segments and the Corporate Center, which are managed and reported on a pre-tax basis.
> Refer to “Note 4 – Segment information” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2020 for further information on segment information, revenue sharing and cost allocation and funding.
Net revenues and income/(loss) before taxes
in	2Q21	1Q21	2Q20	6M21	6M20
Net revenues (CHF million)
Swiss Universal Bank	1,477	1,449	1,474	2,926	2,928
International Wealth Management	930	987	905	1,917	1,937
Asia Pacific	798	1,060	808	1,858	1,643
Asset Management	404	386	361	790	806
Investment Bank	1,610	3,543	2,862	5,153	4,942
Corporate Center	(116)	149	(216)	33	(286)
Net revenues	5,103	7,574	6,194	12,677	11,970
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	725	665	656	1,390	1,187
International Wealth Management	340	408	256	748	601
Asia Pacific	250	524	196	774	414
Asset Management	104	115	84	219	248
Investment Bank	(76)	(2,467)	912	(2,543)	995
Corporate Center	(530)	(2)	(553)	(532)	(693)
Income/(loss) before taxes	813	(757)	1,551	56	2,752
Total assets
end of	2Q21	1Q21	4Q20
Total assets (CHF million)
Swiss Universal Bank	265,801	269,089	261,465
International Wealth Management	91,957	90,300	91,503
Asia Pacific	70,569	74,878	67,356
Asset Management	3,591	3,941	3,703
Investment Bank	248,775	292,843	270,488
Corporate Center	116,106	120,344	111,307
Total assets	796,799	851,395	805,822

Bank
Segment information
4 Segment information
> Refer to “Note 4 – Segment information” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q21 for further information.
For the purpose of presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank.
Net revenues and income/(loss) before taxes
in	6M21	6M20
Net revenues (CHF million)
Swiss Universal Bank	2,926	2,928
International Wealth Management	1,917	1,937
Asia Pacific	1,858	1,643
Asset Management	790	806
Investment Bank	5,153	4,942
Adjustments [1]	238	(241)
Net revenues	12,882	12,015
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	1,390	1,187
International Wealth Management	748	601
Asia Pacific	774	414
Asset Management	219	248
Investment Bank	(2,543)	995
Adjustments [1]	(573)	(863)
Income/(loss) before taxes	15	2,582
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Total assets
end of	6M21	2020
Total assets (CHF million)
Swiss Universal Bank	265,801	261,465
International Wealth Management	91,957	91,503
Asia Pacific	70,569	67,356
Asset Management	3,591	3,703
Investment Bank	248,775	270,488
Adjustments [1]	119,427	115,173
Total assets	800,120	809,688
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.